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                                THE GALAXY FUND

                            GALAXY MONEY MARKET FUND
                      GALAXY GOVERNMENT MONEY MARKET FUND
                     GALAXY U.S. TREASURY MONEY MARKET FUND
                      GALAXY TAX-EXEMPT MONEY MARKET FUND
                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED DECEMBER 4, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Retail B Shares of the Money Market Fund are no longer offered for sale. On November 18, 2002, Retail B Shares purchased prior to that date either were converted to Retail A Shares or were redeemed.

MMRETBSUP (12/4/02)